Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
13.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in accumulated other comprehensive loss, net of tax of nil, were as follows:

	Foreign currency translation	Total
	$	$

Balance as of January 1, 2016	(1,149)	(1,149)
Current year other comprehensive loss	(1,477)	(1,477)
Balance as of December 31, 2016	(2,626)	(2,626)
Current year other comprehensive income	2,119	2,119
Balance as of December 31, 2017	(507)	(507)
Current year other comprehensive loss	(1,636)	(1,636)
Balance as of December 31, 2018	(2,143)	(2,143)